Average Annual Total Returns			24 Months Ended	72 Months Ended	81 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
USREX – U.S. Diversified Real Estate Index™ (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		USREX – U.S. Diversified Real Estate Index™(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			10.75%	4.21%	8.05%
Performance Inception Date		Mar. 26, 2018
MSCI US REIT Gross Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MSCI US REIT Gross Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		8.75%	4.31%	7.79%
Performance Inception Date		Mar. 26, 2018
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		25.02%	14.53%	14.36%
Performance Inception Date		Mar. 26, 2018
U.S. Diversified Real Estate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.08%	3.63%	7.57%
Performance Inception Date		Mar. 26, 2018
U.S. Diversified Real Estate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.14%	2.84%	6.70%
U.S. Diversified Real Estate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.18%	2.52%	5.66%

[1]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s new broad-based securities market index. The Fund will continue to show index performance for the MSCI US REIT Gross Index, an additional benchmark index that the Adviser believes provides a more applicable comparison to the Fund’s investments.